NOTE PAYABLE - Summary of Note Payble (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Grant Date February Thirteen Two Thousand Twenty [Member]
Balance at January 1, 2021	$ 1,885
Additions	174
Accrued interest	76
Balance at June 30, 2021	$ 2,135